Collaboration Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Collaboration Revenue.
Schedule of collaboration revenue

For the half year ended 30 June
	2025	2024
	$m	$m
Farxiga: sales milestones	77	49
Other Collaboration Revenue	5	-
Total	82	49